Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes	$ 347,401	$ 402,024	$ 529,585
Net Income Loss Not Subject To Taxes		377,892	508,201
Net Income Loss Subject To Taxes		24,132	21,384
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		5,876	4,411
Income Tax Expense (Benefit), Total	(4,584)	405	12,162
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount		592	(329)
Permanent and currency differences and adjustments to uncertain tax positions		(4,879)	7,422
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount	$ 11,786
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	3.40%
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		5,876	4,411
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount	$ 11,786
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	3.40%
Income tax recovery (expense) (note 17)	$ (4,584)	$ 405	$ 12,162
BERMUDA
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	52,110
Income Tax Expense (Benefit), Total	$ (4,584)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(15.00%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount	$ 1,408
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	0.40%
Effective Income Tax Rate Reconciliation, Percent	(1.30%)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 52,110
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 490
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	0.10%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount	$ 1,408
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	0.40%
Income tax recovery (expense) (note 17)	$ (4,584)
Effective Income Tax Rate Reconciliation, Percent	(1.30%)
Foreign Tax Jurisdiction, Other
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Amount	$ 1,741
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Percent	0.50%
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Amount	$ 1,741
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Percent	0.50%
UNITED KINGDOM
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 115
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(25.00%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 30,335
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	8.70%
Effective Income Tax Rate Reconciliation, Tonnage tax, Amount	$ 713
Effective Income Tax Rate Reconciliation, Tonnage tax, Percent	0.20%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.00%
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 30,335
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	8.70%
Effective Income Tax Rate Reconciliation, Tonnage tax, Amount	$ 713
Effective Income Tax Rate Reconciliation, Tonnage tax, Percent	0.20%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 115
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	$ 75,914
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	21.80%